SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	$ 1,328	$ 993	$ 833
Cost of revenue [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	9	16	10
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	157	94	55
Sales and marketing, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	381	250	171
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	$ 781	$ 633	$ 597